RELATED PARTY TRANSACTIONS - Founder Shares (Details) - ROMAN DBDR TECH ACQUISITION CORP. - USD ($)			1 Months Ended	4 Months Ended	9 Months Ended
	Oct. 26, 2020	Aug. 26, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Nov. 17, 2020
Related Party Transaction [Line Items]
Aggregate purchase price			$ 25,000	$ 25,000
Founder Shares
Related Party Transaction [Line Items]
Common shares, shares outstanding (in shares)						5,789,000
Shares no longer subject to forfeiture	289,000
Founder Shares | Over-allotment
Related Party Transaction [Line Items]
Number of shares subject to forfeiture (in shares)		536,000
Sponsor | Founder Shares
Related Party Transaction [Line Items]
Aggregate purchase price		$ 25,000
Aggregate purchase of common shares	1,581,250
Common shares, shares outstanding (in shares)	6,325,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders	20.00%
Restrictions on transfer period of time after business combination completion					1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)					$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination					20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination					30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences					150 days
Sponsor | Founder Shares | Over-allotment
Related Party Transaction [Line Items]
Number of shares subject to forfeiture (in shares)	825,000
Class B common stock
Related Party Transaction [Line Items]
Common shares, shares outstanding (in shares)				5,789,000	5,789,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders				20.00%
Class B common stock | Founder Shares
Related Party Transaction [Line Items]
Common shares, shares outstanding (in shares)				5,789,000
Class B common stock | Sponsor | Founder Shares
Related Party Transaction [Line Items]
Aggregate purchase price		$ 25,000
Number of shares issued		7,906,250
Common shares, shares outstanding (in shares)	6,325,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders		20.00%
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)				$ 12.00
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences				150 days